Accumulated Other Comprehensive Income - Reclassification Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ 67.5	$ 49.6	$ 55.7
Other comprehensive loss before reclassifications	(0.1)	(0.3)	(2.0)
Amounts reclassified from accumulated other comprehensive loss	(0.1)	(3.2)	(0.2)
Total other comprehensive (loss) income	(0.2)	(3.5)	(2.2)
Ending Balance	54.4	67.5	49.6
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	2.4	5.9	8.0
Other comprehensive loss before reclassifications	0.0	(0.3)	(1.9)
Amounts reclassified from accumulated other comprehensive loss	(0.1)	(3.2)	(0.2)
Total other comprehensive (loss) income	(0.1)	(3.5)	(2.1)
Ending Balance	2.3	2.4	5.9
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	0.2	0.2	0.3
Other comprehensive loss before reclassifications	(0.1)	0.0	(0.1)
Amounts reclassified from accumulated other comprehensive loss	0.0	0.0	0.0
Total other comprehensive (loss) income	(0.1)	0.0	(0.1)
Ending Balance	0.1	0.2	0.2
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	2.6	6.1	8.3
Ending Balance	$ 2.4	$ 2.6	$ 6.1